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February 28, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Security Income Fund

(File Nos. 002-38414 and 811-02120)

Ladies and Gentlemen:

On behalf of Security Income Fund (the “Corporation”), attached for filing via the EDGAR system pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 103 to the Corporation’s registration statement on Form N-1A. This filing is being made for the purpose of: (i) registering Institutional Class shares for the Guggenheim U.S. Intermediate Bond Fund; (ii) adding a redemption fee for Class A, Class C and Institutional Class shares of the Guggenheim High Yield Fund; (iii) incorporating changes to the investment strategies and non-fundamental investment policies of the Guggenheim Municipal Income Fund; (iv) incorporating certain non-material changes to the Corporation’s registration statement; and (v) filing the appropriate exhibits.

On behalf of the Corporation, we hereby undertake to make an additional filing of the Corporation’s registration statement before April 29, 2012 in order to respond to any comments that you might have with respect to this filing, add any additional non-material disclosure that may be required in order to complete the registration statement and file the appropriate exhibits.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3451.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois

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